Not FDIC Insured May Lose Value No Bank Guarantee
357-Q1PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 8

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), December 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1%, Perpetual ................... $ 237 $ 327
Residential REITs 0.4%
American Homes 4 Rent LP , Senior Bond , 4.25%, 2/15/28 .....................
100,000 97,621
Total Corporate Bonds (Cost $100,037) ........................................
97,948
Asset-Backed Securities 3.6%
Financial Services 3.6%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467%, 4/17/52 ...........
130,745 130,119
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 107,934 105,484
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 94,245 89,398
c
CWABS, Inc. , 2004-1 , M1 , FRN , 5.203%, ( 1-month SOFR + 0.864% ), 3/25/34 ......
9,197 9,305
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266%, 10/19/37 .................
137,420 133,988
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 163,296 153,769
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 54,466 49,164
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91%, 10/20/61 ..
270,000 249,196
920,423
a a a a a
Total Asset-Backed Securities (Cost $961,793) ..................................
920,423
Commercial Mortgage-Backed Securities 3.7%
Financial Services 3.7%
b,d,e
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147%, 6/20/41 .......................
1,598,000 —
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 103,277
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 77,217
b,c
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 6.089%, ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 100,357
b,c
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.212%, (1-month SOFR + 0.814%), 9/15/36 ........ 100,000 99,851
2022-LP2, A, 144A, FRN, 5.41%, (1-month SOFR + 1.013%), 2/15/39 .......... 62,081 62,131
b,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.201%, ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 199,092
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 201,093
c
2022-IND, A, 144A, FRN, 5.888%, (1-month SOFR + 1.491%), 4/15/37 ......... 122,324 122,571
965,589
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,034,794) .................
965,589
Mortgage-Backed Securities 83.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 31.3%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ 137,891 133,915
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 253,588 243,018
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 90,554 90,332
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 7,325 7,388
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 29,905 30,722
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 8,301 8,596
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 ................................ 4 4
FHLMC Gold Pool, 30 Year, 8%, 9/01/26 - 5/01/30 ........................... 49,513 49,953
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 283,543 250,783

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 2%, 8/01/36 - 8/01/37 ............................... $ 200,314 $ 177,055
FHLMC Pool, 15 Year, 2.5%, 4/01/37 ..................................... 66,501 60,517
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 856,858 669,048
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 1,665,217 1,300,697
FHLMC Pool, 30 Year, 2%, 6/01/51 - 3/01/52 ............................... 291,316 226,934
FHLMC Pool, 30 Year, 2%, 5/01/52 ...................................... 383,680 300,804
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 736,768 601,514
FHLMC Pool, 30 Year, 2.5%, 12/01/51 .................................... 995,292 814,354
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................................... 426,486 352,460
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 354,371 290,035
FHLMC Pool, 30 Year, 2.5%, 9/01/51 - 1/01/52 ............................. 318,308 259,617
FHLMC Pool, 30 Year, 3%, 3/01/52 ...................................... 104,902 89,177
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 700,486 628,907
FHLMC Pool, 30 Year, 3.5%, 7/01/52 ..................................... 104,599 92,610
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 58,079 54,163
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 398,157 380,608
FHLMC Pool, 30 Year, 5%, 6/01/53 ...................................... 237,441 231,572
FHLMC Pool, 30 Year, 5%, 8/01/53 ...................................... 225,227 222,073
FHLMC Pool, 30 Year, 5.5%, 2/01/53 ..................................... 301,638 301,195
FHLMC Pool, 30 Year, 6%, 8/01/54 ...................................... 146,638 147,480
FHLMC Pool, 30 Year, 6.5%, 10/01/54 .................................... 74,371 75,970
8,091,501
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 4.37%, (3-year CMT T-Note +/- MBS Margin), 5/01/30 .................. 23,765 23,563
FNMA, 6.342% - 7.214%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/31 - 4/01/37 ....................................... 12,736 12,845
FNMA, 6.395% - 7.38%, (1-year CMT T-Note +/- MBS Margin), 7/01/25 - 7/01/38 .... 72,541 73,119
FNMA, 6.353% - 7.5%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 122,452 123,618
233,145
Federal National Mortgage Association (FNMA) Fixed Rate 34.9%
FNMA, 3.5%, 7/01/56 ................................................ 455,226 402,338
FNMA, 15 Year, 2%, 8/01/37 - 3/01/38 .................................... 83,026 73,381
FNMA, 15 Year, 2.5%, 7/01/37 ......................................... 494,707 451,063
FNMA, 15 Year, 3%, 9/01/38 - 11/01/38 ................................... 141,658 131,885
FNMA, 30 Year, 1.5%, 10/01/51 ......................................... 316,752 234,544
FNMA, 30 Year, 2%, 11/01/51 .......................................... 461,554 361,435
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,075,824 840,275
FNMA, 30 Year, 2%, 6/01/51 - 2/01/52 .................................... 171,078 133,359
FNMA, 30 Year, 2.5%, 4/01/51 ......................................... 526,860 433,482
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 179,426 146,865
FNMA, 30 Year, 2.5%, 2/01/52 ......................................... 114,013 93,017
FNMA, 30 Year, 3%, 10/01/46 .......................................... 936,965 813,225
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,193,164 1,037,786
FNMA, 30 Year, 3%, 9/01/49 ........................................... 214,629 186,175
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 165,541 148,455
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 808,063 730,521
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 217,713 195,473
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 278,244 249,711
FNMA, 30 Year, 4%, 11/01/45 .......................................... 596,387 555,656
FNMA, 30 Year, 4%, 6/01/52 ........................................... 332,249 308,355
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 338,716 324,418
FNMA, 30 Year, 5%, 4/01/34 - 1/01/55 .................................... 119,147 115,997
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 276,876 278,983
FNMA, 30 Year, 6%, 9/01/32 - 7/01/54 .................................... 299,287 304,706

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6%, 10/01/54 .......................................... $ 299,644 $ 301,196
FNMA, 30 Year, 6.5%, 12/01/27 - 2/01/54 ................................. 122,513 125,467
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 2,472 2,514
FNMA, 30 Year, 8%, 12/01/25 - 7/01/31 ................................... 6,301 6,385
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 10,243 10,298
8,996,965
Government National Mortgage Association (GNMA) Fixed Rate 16.0%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 713 737
GNMA I, 30 Year, 8%, 12/15/25 - 12/15/26 ................................. 203 203
GNMA I, Single-family, 30 Year, 6.5%, 6/15/28 - 9/15/32 ...................... 33,745 34,829
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 3,382 3,392
GNMA I, Single-family, 30 Year, 7.5%, 1/15/28 - 5/15/28 ...................... 5,046 5,064
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 78 78
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 783,742 628,244
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,008,135 842,973
GNMA II, Single-family, 30 Year, 3.5%, 10/20/47 - 3/20/51 ..................... 193,988 174,801
GNMA II, Single-family, 30 Year, 4%, 2/20/49 ............................... 159,412 148,607
g
GNMA II, Single-family, 30 Year, 5%, 1/15/55 ............................... 1,090,000 1,057,513
GNMA II, Single-family, 30 Year, 5.5%, 8/20/54 ............................. 416,135 413,151
g
GNMA II, Single-family, 30 Year, 5.5%, 1/15/55 ............................. 760,000 753,836
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 8/20/54 ...................... 53,264 54,492
GNMA II, Single-family, 30 Year, 7.5%, 9/20/30 - 7/20/32 ...................... 20,312 21,108
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 7 7
GNMA II, Single-family, 30 Year, 9%, 3/20/25 ............................... 3 3
4,139,038
Total Mortgage-Backed Securities (Cost $23,579,264) ............................
21,460,649
Residential Mortgage-Backed Securities 10.9%
Capital Markets 0.0%
†
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.193%, ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 13,755 13,006
Financial Services 10.9%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 6.862%, ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 7,884 7,841
b,h
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5%, 10/25/44 ........
31,878 30,156
b
CIM Trust ,
h
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 7,151 6,751
c
2019-INV2, A11, 144A, FRN, 5.633%, (30-day SOFR Average + 1.064%), 5/25/49 . 32,125 30,888
h
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 20,239 18,723
h
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 13,306 12,224
b,h
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3%, 5/25/42 .............
3,769 3,506
b,h
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301%, 3/25/67 ............
74,270 72,009
b,c
Connecticut Avenue Securities Trust ,
2024-R04, 1A1, 144A, FRN, 5.569%, (30-day SOFR Average + 1%), 5/25/44 ..... 43,417 43,478
2023-R08, 1M1, 144A, FRN, 6.069%, (30-day SOFR Average + 1.5%), 10/25/43 .. 19,925 20,029
2024-R02, 1M1, 144A, FRN, 5.669%, (30-day SOFR Average + 1.1%), 2/25/44 ... 50,554 50,633
2024-R03, 2M1, 144A, FRN, 5.71%, (30-day SOFR Average + 1.15%), 3/25/44 ... 31,352 31,368
b,h
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3%, 11/25/29 .....................
14,899 14,360
b,c
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 5.569%, (30-day SOFR Average + 1%), 1/25/42 ... 150,645 150,752
2022-DNA3, M1A, 144A, FRN, 6.569%, (30-day SOFR Average + 2%), 4/25/42 ... 37,404 37,893

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. $ 148,300 $ 129,548
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 166,280 145,657
c
FNMA Connecticut Avenue Securities ,
2015-C01, 1M2, FRN, 8.983%, ( 30-day SOFR Average + 4.414%), 2/25/25 ...... 32,936 33,127
2016-C01, 1M2, FRN, 11.433%, (30-day SOFR Average + 6.864%), 8/25/28 ..... 57,352 60,201
b,h
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5%, 11/25/51 ...
174,672 152,977
b,h
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.351%, 7/25/43 ................................ 45,548 41,600
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 223,081 196,366
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 146,202 128,399
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 43,664 38,117
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 230,189 200,355
b,h
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 7,016 6,984
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 14,117 13,939
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 53,713 52,509
b
OBX Trust ,
c
2018-1, A2, 144A, FRN, 5.103%, (1-month SOFR + 0.764%), 6/25/57 .......... 20,076 19,752
h
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 136,370 120,207
h
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 68,124 59,709
b,h
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5%, 2/20/49 ........
113,640 98,799
b,h
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5%, 8/25/51 .........................
199,632 176,630
b,h
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 144,128 115,574
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 184,262 160,282
b
Towd Point Mortgage Trust ,
c
2017-5, A1, 144A, FRN, 5.053%, (1-month SOFR + 0.714%), 2/25/57 .......... 3,277 3,423
h
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 50,947 49,519
h
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 8,854 8,716
h
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 25,199 24,821
h
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 87,920 84,367
h
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 15,190 15,036
h
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 103,449 102,494
Virginia Housing Development Authority , 2020-A , A , 2.85%, 12/25/49 .............
44,097 36,789
2,806,508
a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,146,104) ..................
2,819,514
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
c
FNMA , 2007-1 , NF , FRN , 4.933%, ( 30-day SOFR Average + 0.364% ), 2/25/37 .....
15,471 15,351
Total Agency Commercial Mortgage-Backed Securities (Cost $15,476) ............
15,351
Total Long Term Investments (Cost $28,837,468) ................................
26,279,474
a
a a a a
Short Term Investments 5.2%
Shares
a
Money Market Funds 5.0%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.183% .................. 1,297,913 1,297,913
Total Money Market Funds (Cost $1,297,913) ...................................
1,297,913

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
k
Joint Repurchase Agreement, 4.41%, 1/02/25 (Maturity Value $52,476)
BNP Paribas Securities Corp. (Maturity Value $25,565)
Deutsche Bank Securities, Inc. (Maturity Value $16,685)
HSBC Securities (USA), Inc. (Maturity Value $10,226)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$53,517) ........................................................ $52,463 $ 52,463
Total Repurchase Agreements (Cost $52,463) ...................................
52,463
Total Short Term Investments (Cost $1,350,376) .................................
1,350,376
a
Total Investments (Cost $30,187,844) 106.9% ...................................
$27,629,850
Other Assets, less Liabilities (6.9)% ...........................................
(1,795,971)
Net Assets 100.0% ...........................................................
$25,833,879
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $4,365,090, representing 16.9% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
g
Security purchased on a to-be-announced (TBA) basis.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2024, all repurchase agreements had been entered into on that date.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At December 31, 2024, the Fund had the following futures contracts outstanding.
See A bbreviations on page 10 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 3 $ 326,250 3/20/25 $ 4,918
U.S. Treasury 10 Year Ultra Notes ................ Long 6 667,875 3/20/25 (16,602)
U.S. Treasury 2 Year Notes ..................... Short 2 411,219 3/31/25 185
U.S. Treasury 5 Year Notes ..................... Long 11 1,169,352 3/31/25 (10,042)
U.S. Treasury Long Bonds ..................... Long 3 341,531 3/20/25 (13,880)
U.S. Treasury Ultra Bonds ...................... Long 1 118,906 3/20/25 (6,830)
Total Futures Contracts ...................................................................... $(42,251)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $1,451,836 $137,058 $(290,981) $— $— $1,297,913 1,297,913 $15,154
Total Affiliated Securities ... $1,451,836 $137,058 $(290,981) $— $— $1,297,913 $15,154
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 97,948 $ — $ 97,948
Asset-Backed Securities ................... — 920,423 — 920,423
Commercial Mortgage-Backed Securities :
Financial Services ...................... — 965,589 —
b
965,589
Mortgage-Backed Securities ................ — 21,460,649 — 21,460,649
Residential Mortgage-Backed Securities ....... — 2,819,514 — 2,819,514
Agency Commercial Mortgage-Backed Securities — 15,351 — 15,351
Short Term Investments ................... 1,297,913 52,463 — 1,350,376
Total Investments in Securities ........... $1,297,913 $26,331,937 $— $27,629,850

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $5,103 $— $— $5,103
Total Other Financial Instruments ......... $5,103 $— $— $5,103
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $47,354 $— $— $47,354
Total Other Financial Instruments ......... $47,354 $— $— $47,354
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.